DEFERRED GOVERNMENT GRANT (Details)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2018 CNY (¥)
Deferred government grant
Beginning Balance	$ 2,848,000		¥ 24,208,000
Recognized as income during the year	(514,000)	¥ (3,534,000)	(4,628,000)
Total balance of deferred government grant	2,334,000	16,046,000	19,580,000
Less: current portion	247,000		13,000,000	¥ 1,696,000
Balance of non-current deferred government grant	2,087,000	¥ 14,350,000
Prepaid Discount Made to Buyer for Pending Sales of Certain Cloud Infrastructure	$ 514,000		¥ 4,628,000	¥ 3,534,000